Income and other taxes	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Income and other taxes	ncome and other taxes
Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from operations before taxes. These differences result from the following items:

	2022	2021
	$	$

Income from operations before taxes	530,617	726,227
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	143,267	196,081

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates	26,256	40,067
Change due to foreign exchange	24,950	28,261
Withholding and other taxes	26,041	28,249
Non-deductible expenditures	31,948	24,356
Change in income tax rates	—	(20,143)
Benefit of optional tax incentives	(13,965)	(16,544)
Use of losses and temporary differences not previously recognized	—	(10,481)
Future withholding tax	(12,000)	(3,300)
Non-taxable portions of gains	(2,135)	(4,754)
Losses and tax bases for which no tax benefit has been recorded	7,178	1,876
Change in accruals for tax audits	11,209	1,200
Amounts under provided for in prior years	1,145	534
Income tax expense	243,894	265,402

Current income tax, withholding and other taxes	247,811	270,669
Deferred income tax recovery	(3,917)	(5,267)
Income tax expense	243,894	265,402

Included in current income tax expense for the year-ended December 31, 2022, is $36 million (2021 - $39 million), related to the State of Mali's 10% priority dividend on its free carried interest in the Fekola Mine. This priority dividend is accounted for as an income tax in accordance with IAS 12, Income Taxes.

Fekola Tax Audits

The Company's subsidiary, Fekola SA, received a Notice for Reassessment dated September 6, 2022, from the Malian Directorate General of Taxes (“DGT”) asserting proposed adjustments and other tax liabilities amounting to $26 million excluding penalties, $45 million including penalties, (based on the December 31, 2022 exchange rate of CFA 611 to $1) arising from tax audits conducted for fiscal years 2016-2018. The Company has reviewed the reassessment and concluded that there is no merit to the tax audit adjustments. Fekola SA filed a contentious claim, dated November 3, 2022, outlining its objections to the reassessment in accordance with the Mali Income Tax Act, and remains in discussions with the DGT with respect to this matter.
Total contingent liabilities recognized related to tax are as follows:

	2022	2021
	$	$

Opening balance	2,971	640
Additions	11,209	2,571
Reductions	(1,230)	(240)
Closing balance	12,950	2,971

During the year ended December 31, 2022, the company recorded a deferred tax recovery of $12 million (2021 - recovery of $3 million) related to future withholding tax expected to be incurred on retained earnings the Company is planning to repatriate from its foreign subsidiaries in the foreseeable future. The Company's foreign subsidiaries continue to accumulate earnings in excess of their expected needs for reinvestment. The deferred tax expense will eventually be a current tax expense as dividends from foreign subsidiaries and the associated withholding taxes are paid.

Deferred tax liabilities of approximately $125 million (2021 – $112 million) have not been recognized on the repatriation of earnings from foreign subsidiaries where the Company controls the timing of the reversal of the temporary differences but it is probable that such differences will not reverse in the foreseeable future.

Total income tax expense attributable to geographical jurisdiction is as follows:

	2022	2021
	$	$

Mali	195,917	216,560
Philippines	13,453	(5,044)
Namibia	28,496	45,773
Other	6,028	8,113
	243,894	265,402

The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2022	As at December 31, 2021	2022	2021
	$	$	$	$

Operating loss carry-forwards	22,119	30,735	8,616	(9,630)
Current assets and liabilities	(7,030)	(5,502)	1,528	10,507
Mining interests	(207,133)	(211,581)	(4,448)	(10,333)
Mine restoration provisions	24,622	29,052	4,430	1,393
Future withholding tax	(9,000)	(21,000)	(12,000)	(3,300)
Unrealized gains	(7,510)	(8,097)	(587)	5,012
Other	1,417	(39)	(1,456)	1,084
	(182,515)	(186,432)	(3,917)	(5,267)
Represented on the balance sheet as:

	2022	2021
	$	$

Deferred tax asset	—	(1,455)
Deferred tax liability	182,515	187,887
Balance, end of year	182,515	186,432

The Company has the following unrecognized deferred tax assets:

	2022	2021
	$	$

Capital and non-capital tax losses	116,273	109,567
Long-term debt	3,615	3,256
Mining interests and other	1,916	600
Mine restoration provisions	586	431
	122,390	113,854

The Company has not recognized potential deferred tax assets of $122 million (2021 - $114 million) as it is not probable that future taxable profits will be available against which the Company can utilize the potential deferred tax assets.

The change for the year in the Company’s net deferred tax liability was as follows:

	2022	2021
	$	$

Balance, beginning of year	186,432	196,356
Deferred income tax (recovery) expense	(3,917)	(5,267)
Deferred income tax liability related to Kiaka disposal	—	(4,657)
	(3,917)	(9,924)
Balance, end of year	182,515	186,432

At December 31, 2022, the Company had non-capital tax losses which are not recognized as deferred tax assets. The Company recognizes the tax benefit of the non-capital tax losses only to the extent of anticipated future taxable income that can be reduced by non-capital tax losses. The gross amount of the non-capital tax losses for which a tax benefit has not been recorded are $290 million (2021 - $295 million) in Canada which expire between 2027 and 2042, and $1 million (2021 - $1 million) in Colombia which expire between 2031 and 2033.

At December 31, 2022 the Company had capital losses in Canada of $311 million which have no expiry date and can be applied against future capital gains. No deferred income tax asset has been recorded with respect to these losses.

During the year ended December 31, 2022 the Company paid $239 million (2021 - $324 million) of current income tax, withholding and other taxes in cash.